Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Government Money Market II Fund

Socially Responsible Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 21, 2017, to the Funds’

Prospectus dated January 1, 2017, as supplemented and amended to date

In the section entitled “Fund Summary: Socially Responsible Fund,” the table under the heading “Investment Adviser – Portfolio Managers” on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Jane Bayar Algieri	2015	Co-Portfolio Manager

In the section entitled “Management – Investment Subadvisers,” the information on page 74 with respect to SunAmerica Asset Management, LLC is hereby deleted in its entirety and replaced with the following:

Government Money Market II Fund

Socially Responsible Fund

SunAmerica Asset Management, LLC (“SAAMCo”)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

SAAMCo is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SAAMCo’s primary focus has been on the management, in either an advisory or subadvisory capacity, of registered investment products. As of September 30, 2016, SAAMCo managed, advised and/or administered more than $80.34 billion in assets.

The Socially Responsible Fund is managed by a team consisting of Timothy Campion, Kara Murphy and Jane Bayar Algieri, with Mr. Campion serving as team leader. Mr. Campion is a Senior Vice President and Portfolio Manager at SAAMCo. He is responsible for the management and trading of a wide variety of social and domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Ms. Algieri joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Algieri was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

The Government Money Market II Fund is managed by a team consisting of Timothy Campion and Jane Bayar Algieri. Please see above for the biographies of Mr. Campion and Ms. Algieri.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Socially Responsible Fund

Government Money Market II Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 21, 2017, to the Funds’

Statement of Additional Information (“SAI”) dated January 1, 2017

Effective immediately, all reference to Andrew Doulos is hereby deleted. In addition, in the section entitled “Portfolio Managers – Other Accounts” the information with respect to each Fund in the table on page 59 of the SAI is hereby deleted in its entirety and replaced with the following:

Other Accounts (As of February 28, 2017)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Fund	Portfolio Manager	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Government Money Market II Fund	Timothy Campion Jane Bayar Algieri	28 20	$29,940 $15,020	0 0	0 0	0 0	0 0
Socially Responsible Fund	Timothy Campion Kara Murphy Jane Bayar Algieri	28 4 20	$29,940 $1,990 $15,020	0 0 0	0 0 0	0 0 0	0 0 0

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.